Exchange rates (Details)	6 Months Ended								12 Months Ended
	Jun. 27, 2026 $ / £	Jun. 27, 2026 $ / € $ / £	Jun. 27, 2026 $ / SFr $ / £	Jun. 27, 2026 $ / ¥ $ / £	Jun. 28, 2025 $ / £	Jun. 28, 2025 $ / € $ / £	Jun. 28, 2025 $ / SFr $ / £	Jun. 28, 2025 $ / ¥ $ / £	Dec. 31, 2025 $ / £	Dec. 31, 2025 $ / € $ / £	Dec. 31, 2025 $ / SFr $ / £	Dec. 31, 2025 $ / ¥ $ / £	Jun. 27, 2026 $ / €	Jun. 27, 2026 $ / SFr	Jun. 27, 2026 $ / ¥	Dec. 31, 2025 $ / €	Dec. 31, 2025 $ / SFr	Dec. 31, 2025 $ / ¥	Jun. 28, 2025 $ / €	Jun. 28, 2025 $ / SFr	Jun. 28, 2025 $ / ¥
Exchange rates
Average rates	1.35	1.17	1.27	0.0063	1.3	1.09	1.16	0.0067	1.32	1.13	1.2	0.0067
Period end rates	1.32	1.32	1.32	1.32	1.37	1.37	1.37	1.37	1.35	1.35	1.35	1.35	1.14	1.24	0.0062	1.17	1.26	0.0064	1.17	1.26	0.0069